Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes
Income Taxes

(12)                      Income Taxes

The Company is a tax exempted company incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to tax on their income or capital gains. In addition, upon any payments of dividends by the Group to its shareholders, no Cayman Islands withholding tax is imposed.

The Group’s subsidiaries and VIEs incorporated in PRC are subject to Income Tax in the PRC.

On March 16, 2007, the PRC promulgated New Enterprise Income Tax Law (the “New Income Tax Law”). The New Taxation Law which becomes effective from January 1, 2008. Under the New Taxation Law, all enterprises (both domestic enterprises and FIEs) have one unified income tax rate of 25%. On December 6, 2007, the State Council of the PRC issued Implementation Regulations on the New Taxation Law. The New Taxation Law and Implementation Regulations have changed the tax rate from 15% to 18%, 20%, 22%, 24% and 25% for the years ending December 31, 2008, 2009, 2010, 2011 and 2012, respectively, for Shenzhen PRC subsidiaries. The deferred tax balance has been adjusted to reflect the tax rates that are expected to apply.

Pursuant to the relevant laws and regulations in the PRC, Litian, a subsidiary of the Group is qualified as a software company and thus is exempted from PRC Income Tax for two years starting from its first profit-making year, followed by a 50% reduction for the next three years. Year 2010 is the first profit-making year and no provision for PRC income tax has been made in the consolidated financial statements for the years ended December 31, 2010 and 2011.

The Group has adopted the provisions of ASC subtopic 740-10 (“ASC 740-10”), Income taxes: Overall (Pre-Codification: FIN 48, Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement 109), on January 1, 2007. ASC 740-10 clarifies the accounting for income taxes by prescribing a minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. It also provides guidance on derecognizing, measurement classification, interest and penalties, accounting in interim periods, disclosure and transition.

As of December 31, 2011, the Group’s liabilities for unrecognized tax benefits totaled RMB43,586 (2010: RMB5,519) and were included in other tax liabilities. Included in the increase in unrecognized tax benefits for the current period is RMB29,700 arising from gain on disposal of subsidiaries..

The movements of unrecognized tax benefits are as follows:

RMB
Balance as of January 1, 2009	1,871
Gross increase in prior-period tax positions	666
Balance as of December 31, 2009	2,537
Gross increase in prior-period tax positions	2,982
Balance as of December 31, 2010	5,519
Gross increase in prior-period tax positions	38,067
Balance as of December 31, 2011	43,586

The Group is subject to taxation in the PRC. The uncertain tax positions are related to tax years that remain subject to examination by the relevant taxable authorities. Based on the outcome of any future examinations, or as a result of the expiration of statute of limitations for specific jurisdictions, it is reasonably possible that the related unrecognized tax benefits for tax positions taken regarding previously filed tax returns, might materially change from those recorded as liabilities for uncertain tax positions in the Group’s consolidated financial statements as of December 31, 2011. In addition, the outcome of these examinations may impact the valuation of certain deferred tax assets (such as net operating losses) in future periods. However, based on the current lack of any examinations in progress, and the protocol of finalizing audits by the relevant tax authorities, it is not possible to estimate the impact of any amount of such changes, if any, to previously recorded uncertain tax positions. The Group’s policy is that it recognizes interest and penalties accrued on any unrecognized tax benefits, if any, as a component of income tax expense. The Company does not anticipate any significant increases or decreases to its liability for unrecognized tax benefit within the next twelve months.

For PRC, tax years 2007 through 2011 still remain subject to examination by the PRC tax authorities.

Income tax expenses are comprised of the following:

	Year Ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Current tax expense	(91,392)	(87,812)	(100,461)
Deferred tax income (expense)	(5,917)	(1,313)	16,431
Income tax expense	(97,309)	(89,125)	(84,030)

The principal components of the deferred income tax assets and liabilities are as follows:

	As of December 31,
	2010	2011
	RMB	RMB
Current deferred tax assets:
Operating loss carry forward	5,691	4,276
Other	—	3,093
Less: valuation allowances	—	—
Current deferred tax asset, net	5,691	7,369

Non-current deferred tax assets:
Operating loss carry forward	5,730	15,748
Other	2,592	—
Less: valuation allowances	(1,567)	(13,856)
Non-current deferred tax asset, net	6,755	1,892
Total	12,446	9,261

Deferred tax liabilities:
Intangible assets, net	(43,513)	(30,106)

Due to the uncertainty of the level of PRC subsidiaries or VIEs’ taxable income and the lack of operating history in the VIEs, management does not believe certain subsidiaries or VIEs will generate sufficient taxable income such that it is more likely than not that the deferred tax assets will not be realized. As such, a valuation allowance has been established for these deferred tax assets as of December 31, 2010 and 2011. The Group had totally operating loss carry forwards of RMB56,645 and RMB79,682 for the years ended December 31, 2010 and 2011, respectively. Such operating loss carry forwards expire five years after the RPC subsidiaries or VIEs incur the loss unless utilized. The operating loss carry forwards of RMB3,935, RMB11,587 and RMB64,160 is to expire for the year ended December 31, 2014, 2015 and 2016, respectively.

Reconciliation between the provision for income taxes computed by applying the PRC enterprise income rate of 25% to net income (loss) before income taxes and income of affiliates and discontinued operations, and the actual provision for income taxes is as follows:

	Year Ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Net income (loss) before income taxes and income of affiliates and discontinued operations	392,921	462,886	(674,306)
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	98,230	115,722	(168,576)
Expenses not deductible for tax purposes:
Entertainment	390	607	659
Goodwill and unamortized intangible asset impairment	—	—	255,272
Other	471	1,130	3,579
Tax exemption and tax relief:
Income tax at preferential tax rate of 20% , 22% and 24% for 2009, 2010 and 2011	(15,541)	(8,023)	(2,777)
Impact of lower tax rates in other jurisdictions	14,561	9,007	18,174
Tax holidays	—	(31,783)	(45,537)
Change in valuation allowance	(1,829)	(92)	13,654
ASC740-10 tax provision	666	2,981	8,367
Other	361	(424)	1,215
Income tax expense	97,309	89,125	84,030

Additional PRC income taxes that would have been payable without the tax exemption amounted to approximately RMB29,407 and RMB70,065 for the years ended December 31, 2010 and 2011, respectively. Basic net loss per share for the year ended December 31, 2011 would have been increased by RMB0.0699.

Under the New Income Tax law, enterprises are classified as either resident or non-resident. A resident enterprise refers to one that is incorporated under the PRC law or under the law of a jurisdiction outside the PRC with its “de facto management organization” located within the PRC. Non-resident enterprise refers to one that is incorporated under the law of a jurisdiction outside the PRC with its “de facto management organization” located also outside the PRC, but which has either set up institutions or establishments in the PRC or has income originating from the PRC without setting up any institution or establishment in the PRC. Under the New Enterprise Income Tax (“EIT”) Implementation Regulation, “de facto management organization” is defined as the organization of an enterprise through which substantial and comprehensive management and control over the business, operations, personnel, accounting and properties of the enterprise are exercised. Under the New Income Tax Law and the New EIT Implementation Regulation, a resident enterprise’s global net income will be subject to a 25% EIT rate. The Group does not believe that its legal entities organized outside China should be treated as residents for New Income Tax law purposes. Even if one or more of its legal entities organized outside China were characterized as China tax residents, none of them had profit attributable to continuing operations; therefore, no significant impact would be expected on the net current tax payable balance and the net deferred tax balance.

If the entity were to be non-resident for PRC tax purpose, dividends paid to it out of profits earned after January 1, 2009 would be subject to a withholding tax. In the case of dividends paid by PRC subsidiaries the withholding tax would be 10% and in the case of a subsidiary 25% or more directly owned by residents in the Hong Kong SAR, the withholding tax would be 5%.

Aggregate undistributed earnings of the Group’s subsidiaries and VIEs in the PRC that are available for distribution to the Group of approximately RMB1,543,119 as of December 31, 2011 are considered to be indefinitely reinvested under ASC No.740-30, Accounting for Income Taxes — Special Areas, and accordingly, no provision for has been made for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to the Group. If those earnings were to be distributed or they were determined to be no longer permanently reinvested, the Group would have to record a deferred income tax liability in respect of those undistributed earnings of approximately RMB154,312.

Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting over tax basis, including those differences attributable to a more than 50% interest in a domestic subsidiary. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Group has not recorded any such deferred tax liability attributable to the undistributed earnings of its financial interest in VIE affiliates because the Group believes such excess earnings can be distributed in a manner that would not be subject to tax.